GARTMORE MUTUAL FUNDS

Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value
Opportunities Fund, Gartmore High Yield Bond Fund

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004
(as revised March 11, 2004)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning July 1, 2004, the Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund and the Gartmore Value Opportunities Fund will increase the redemption/exchange fee to 2.0% on all classes of shares. Also beginning July 1, 2004, Gartmore High Yield Bond Fund will implement a redemption/exchange fee of 2.0% on all classes of shares.

Beginning on June 29, 2004, the Gartmore Value Opportunities Fund and the Gartmore High Yield Bond Fund will also offer Institutional Class shares. Please see a further description of who is eligible to purchase Institutional Class shares in the Prospectus on page 24 and of the fees associated with Institutional Class shares below.

1.	The following information regarding Institutional Class shares is added to the performance table for the Gartmore Value Opportunities Fund and the Gartmore High Yield Bond Fund in the respective Fund Summaries of the Prospectus.

Average annual returns
As of December 31, 2003[1]	One Year	Since Inception [2]
Institutional Class Shares – Before Taxes[3]
Gartmore Value Opportunities Fund	36.85%	12.66%
Gartmore High Yield Bond Fund	23.17%	1.59%

[1]	These returns reflect performance after expenses are deducted.

[2]	The Funds began operations on December 29, 1999.

[3]	These returns through December 31, 2003 were achieved prior to the creation of Institutional Class shares and include the performance of each Fund’s Institutional Service Class shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what each Fund’s Institutional Class shares would have produced because each Fund’s Institutional Class shares invest in the same portfolio of securities as Institutional Service Class shares. The performance for Institutional Class shares does not reflect the lower fees applicable to such class.

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2.	The following information regarding Redemption/Exchange Fees replaces the information regarding “Redemption/Exchange Fee” in the Shareholder Fees table for all classes of each Fund in the respective Fund Summaries of the Prospectus.

Gartmore Micro Cap Equity Fund
Gartmore Millennium Growth
Shareholder Fees	Fund
(paid directly from	Gartmore Value Opportunities	Gartmore High Yield
your investment)	Fund	Bond Fund
Redemption/Exchange Fee (as percentage of amount redeemed or exchanged) [1]	2.00%	2.00%
Fee applied to redemptions / exchanges within	90 days after acquisition	5 days after acquisition

1	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 32 of the Prospectus.

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3.	The following information regarding Institutional Class shares is added to the fee tables for the Gartmore Value Opportunities Fund and the Gartmore High Yield Bond Fund in the respective Fund Summaries of the Prospectus.

	Institutional Class
Shareholder Fees[1]	Gartmore Value	Gartmore High
(paid directly from	Opportunities	Yield Bond
your investment)	Fund	Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	None
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged) [2]	2.00%	2.00%
Fee applied to redemptions / exchanges within	90 days after acquisition	5 days after acquisition
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee	0.70%	0.55%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.42%	0.22%

Total Annual Fund Operating expenses	1.12%	0.77%

Amount of Fee Waiver/Expense Reimbursement	0.12%	0.07%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements) [3]	1.00%	0.70%

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[1]	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

[2]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” on page 23 of the prospectus.

[3]	GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.00% for Institutional Class shares of the Value Opportunities Fund and 0.70% for Institutional Class shares of the High Yield Bond Fund at least through June 30, 2005. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

4.	The following information is added to the “Example” for Institutional Class shares of the Gartmore Value Opportunities Fund and the Gartmore High Yield Bond Fund in the respective Fund Summaries of the Prospectus.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares*	1 year	3 years	5 years	10 years
Gartmore Value Opportunities Fund	$102	$344	$605	$1,352
Gartmore High Yield Bond Fund	$73	$239	$421	$948

* Expenses paid on the same investment in Institutional Class shares do not change whether or not you sell your shares.

5.	The last paragraph under “Purchase Price” on page 25 of the Prospectus is replaced in its entirety by the following:

To the extent that the Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available for a security, or if Gartmore SA Capital Trust (“GSACT”), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with

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procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Beginning July 1, 2004, the Funds, to the extent that they hold foreign equity securities, will also begin to value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Funds’ NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

6.	The following information replaces the “Redemption Fees” section under “Excessive Trading” on page 32 of the Prospectus:

Redemption Fees

Each Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days (5 days for the Gartmore High Yield Bond Fund). The redemption fee is paid directly to the applicable Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

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7.	The following information replaces the first two paragraphs and the chart in the “Exchange Fees” section contained under “Excessive Trading” on page 32 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

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The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

8.	The following information should be added as an exception to the section entitled “Exceptions to the Redemption/Exchange Fee” on page 33 of the Prospectus:

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.

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GARTMORE MUTUAL FUNDS

Gartmore Emerging Markets Fund
Gartmore International Growth Fund

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning on June 29, 2004, each Fund will also offer Institutional Class shares. Please see a further description below of who is eligible to purchase Institutional Class shares and the fees associated with Institutional Class shares.

Beginning on July 1, 2004, each Fund will lower its base management fee as described below. After July 1, 2005, the base management fee may be adjusted, on a quarterly basis, upward or downward depending on each Fund’s performance relative to its respective benchmark.

1.	The following information regarding Institutional Class shares is added to the performance table for each Fund in the respective Fund Summaries of the Prospectus.

Average annual returns
as of December 31, 2003[1]	One Year	Since Inception[2]
Institutional Class Shares – Before Taxes[3]
Gartmore Emerging Markets Fund	65.85%	4.60%
Gartmore International Growth Fund[3]	38.79%	-8.08%

[1]	These returns reflect performance after expenses are deducted.

[2]	The Funds began their operations on August 30, 2000.

[3]	These returns through December 31, 2003 were achieved prior to the creation of Institutional Class shares and include the performance of each Fund’s Institutional Service Class shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what each Fund’s Institutional Class shares would have produced because each Fund’s Institutional Class shares invest in the same portfolio of securities as Institutional Service Class shares. The performance for Institutional Class shares does not reflect the lower fees applicable to such class.

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2.	The following information regarding the Institutional Class shares replaces the information regarding “Redemption/Exchange Fee” in the “Shareholder Fees” section of the fee table for each Fund in the respective Fund Summaries in the Prospectus.

Institutional Class
Shareholder Fees	Gartmore Emerging	Gartmore International
(paid directly from	Markets	Growth
your investment)	Fund	Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	None
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged) [1]	2.00%	2.00%
Fee applied to redemptions / Exchanges within	90 days after acquisition	90 days after acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 22 of the Prospectus.

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3.	The following information replaces the “Annual Fund Operating Expenses” section of the fee table and footnote 8 and adds a new footnote 9 for each Fund in the respective Fund Summary in the Prospectus:

	Gartmore Emerging Markets Fund
					Institutional	Institutional
	Class A	Class B	Class C	Class R	Service Class	Class
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee [8]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	1.13%	1.05%	1.05%	1.25%	1.05%	1.05%

Total Annual Fund Operating Expenses	2.43%	3.10%	3.10%	2.70%	2.10%	2.10%

Amount of Fee Waiver/ Expense Reimbursement	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursement) [9]	1.88%	2.55%	2.55%	2.15%	1.55%	1.55%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004 the Fund’s management fee will be lowered to the base management fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the MSCI Emerging Markets Index. For more information see “Management” below.

[9]	GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.55% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 2.05% for Class A, 2.30%

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for Class R and 1.80% for Institutional Service Class shares before GGAMT would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

	Gartmore International Growth Fund
					Institutional	Institutional
	Class A	Class B	Class C	Class R	Service Class	Class
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee [8]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	1.13%	1.13%	1.13%	1.33%	1.13%	1.13%

Total Annual Fund Operating Expenses	2.28%	3.03%	3.03%	2.63%	2.03%	2.03%

Amount of Fee Waiver/Expense Reimbursement	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%

Total Annual Fund Operating Expenses (After Waivers/ Reimbursements) [9]	1.65%	2.40%	2.40%	2.00%	1.40%	1.40%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee has been lowered to the base management fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the MSCI All Country World Index Free ex US. For more information see “Management” below.

[9]	GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C, Class R, and Institutional Service Class shares at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursement)” could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares before GGAMT would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by

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GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

4.	The following tables replace the “Example” for each class of shares of each Fund in the respective Fund Summary in the Prospectus.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the imposition of the base management fee and expense limitations, if any, for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Gartmore Emerging Markets Fund	1 year	3 years	5 years	10 years
Class A Shares*	$755	$1,240	$1,749	$3,143
Class B Shares	$758	$1,205	$1,778	$3,144
Class C Shares	$358	$905	$1,578	$3,373
Class R Shares	$218	$786	$1,381	$2,992
Institutional Class Shares	$158	$605	$1,078	$2,388
Institutional Service Class Shares	$158	$605	$1,078	$2,388

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$258	$905	$1,578	$3,144
Class C shares	$258	$905	$1,578	$3,373

Gartmore International Growth Fund	1 year	3 years	5 years	10 years
Class A Shares*	$733	$1,189	$1,671	$2,994
Class B Shares	$743	$1,177	$1,736	$3,044
Class C Shares	$343	$877	$1,536	$3,302
Class R Shares	$203	$758	$1,339	$2,917
Institutional Class Shares	$143	$576	$1,035	$2,308
Institutional Service Class Shares	$143	$576	$1,035	$2,308

You would pay the following expenses on the same investment if you did not sell your shares.**

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Class B shares	$243	$877	$1,536	$3,044
Class C shares	$243	$877	$1,536	$3,302

*	Assumes a CDSC will not apply.

**	Expenses paid on the same investment for Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

5.	The following information is added after the second paragraph to the “Management” section on page 13 of the Prospectus.

Effective July 1, 2004, the management fee payable by each Fund, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of the performance based management fees. Beginning July 1, 2005, the base fee may be adjusted at various increments upward or downward depending on the Fund’s performance relative to the following benchmarks:

Fund	Index
Gartmore Emerging Markets Fund	MSCI Emerging Markets Index

Gartmore International Growth Fund	MSCI All Country World Index Free ex US

The new base management fees are:

Fund	Base Fee
1.05% on assets up to $500 million
Gartmore Emerging Markets Fund	1.00% on assets of $500 million and more but
less than $2 billion
0.95% on assets of $2 billion and more

0.90% on assets up to $500 million
Gartmore International Growth Fund	0.85% on assets of $500 million and more but
less than $2 billion
0.80% on assets of $2 billion and more

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6.	The following information is added to the “Subadviser” section after the end of the third paragraph on page 13 of the Prospectus:

Subadviser

Effective July 1, 2004, the base subadvisory fee payable by GGAMT to GGP, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of performance based management fees. Beginning July 1, 2005, such Fund’s base subadvisory fee may be adjusted at various increments upward or downward depending on that Fund’s performance relative to its benchmark. The performance fee is discussed further below.

Fund	Base Fee
0.525% on assets up to $500 million
Gartmore Emerging Markets Fund	0.50% on assets of $500 million and more but
less than $2 billion
0.475% on assets of $2 billion and more

0.45% on assets up to $500 million
Gartmore International Growth Fund	0.425% on assets of $500 million and more but
less than $2 billion
0.40% on assets of $2 billion and more

Performance Fees

Each Fund pays GGAMT a base management fee, and GGAMT pays GGP a base subadvisory fee, each of which may be adjusted at various increments upward or downward depending on the Fund’s performance relative to its benchmark.

Once a full year has passed after implementation of the new performance fees, the base management fee for each Fund, as set forth above, will be adjusted each quarter beginning at the end of the first quarter following such year, depending upon the Fund’s investment performance for the 12 month period preceding the end of that quarter relative to the investment performance of the Fund’s benchmarks. The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of a Fund’s Class A shares to measure), by more or less than a maximum of 500 basis points (“bps”) (100 bps equals 1.00%) over the preceding rolling 12 month period as follows:

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+/- 100 bps	2 bps
+/- 200 bps	4 bps
+/- 300 bps	6 bps
+/- 400 bps	8 bps
+/- 500 bps or more	10 bps

The fee adjustment described above will be phased in over the first full quarter following the first full year of the implementation of this new performance fee so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month thereafter. Thereafter, performance adjustments will be made quarterly.

The SAI contains more detailed information about any possible performance based adjustments. The following shows the maximum and minimum management and subadvisory fees:

	Minimum Management/	Base Management/	Maximum Management/
Net	Subadvisory	Subadvisory	Subadvisory
Assets	Fee	Fee	Fee
Gartmore Emerging Markets Fund
up to $500 million	0.95%/ 0.425%	1.05%/ 0.525%	1.15%/ 0.625%
$500 million - $2 billion	0.90%/ 0.40%	1.00%/ 0.50%	1.10%/ 0.60%
$2 billion +	0.85%/ 0.375%	0.95%/ 0.475%	1.05%/ 0.575%
Gartmore International Growth Fund
up to $500 million	0.80%/ 0.35%	0.90%/ 0.45%	1.00%/ 0.55%
$500 million - $2 billion	0.75%/ 0. 0.325%	0.85%/ 0.425%	0.95%/ 0.525%
$2 billion +	0.70%/ 0. 0.30%	0.80%/ 0.40%	0.90%/ 0.50%

7.	The following new information with respect to Institutional Class shares is included in the “Buying, Selling and Exchanging Fund Shares” section of the Prospectus:

Choosing a Share Class

Institutional Class shares are available to a limited group of investors and are not offered by all Funds. There are no sales charges on Institutional Class shares. For investors who are eligible to purchase Institutional Class shares, the purchase of such shares will be preferable to purchasing the other classes of shares of the Funds. If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

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Who can buy Institutional Class shares

The Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Trust

•	retirement plans if no third party administrator for the plan receives compensation from the Funds

•	institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee

•	registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services

•	high net-worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

Eligible entities wishing to purchase or sell Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases and sales.

Minimum Investments – Institutional Class Shares:

To Open an account (per Fund)	$1,000,000

Additional Investments	None

8.	The last paragraph under “Purchase Price” on page 16 of the Prospectus is replaced in its entirety by the following:

If current prices are not available for a security, or if Gartmore SA Capital Trust (“GSACT”), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

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Beginning July 1, 2004, the Funds, to the extent that they hold foreign equity securities, will also begin to value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Funds’ NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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9.	The following information replaces the first two paragraphs and the chart under “Exchange Fees” section on page 22 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

11

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

10.	The following information should be added to the section entitled “Exceptions to the Redemption/Exchange Fee” as an exception on page 23 of the Prospectus:

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.

12

GARTMORE MUTUAL FUNDS

Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index Fund),
Gartmore Mid Cap Market Index Fund (formerly Nationwide Mid Cap Market Index Fund),
Gartmore Small Cap Index Fund (formerly Nationwide Small Cap Index Fund),
Gartmore International Index Fund (formerly Nationwide International Index Fund),
Gartmore Bond Index Fund (formerly Nationwide Bond Index Fund)

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning July 1, 2004, Gartmore S&P 500 Index Fund, Gartmore Mid Cap Market Index Fund, Gartmore Small Cap Index Fund, Gartmore International Index Fund, and Gartmore Bond Index Fund will implement a redemption/exchange fee of 2.00% on all classes of shares.

1.	The following information regarding Redemption/Exchange Fees replaces the information regarding “Redemption/Exchange Fees” in the Shareholder Fees table for all classes of each Fund in the respective Fund Summary of the Prospectus.

Gartmore S&P 500 Index Fund
Gartmore Mid Cap Market Index Fund
Shareholder Fees	Gartmore Small Cap Index Fund
(paid directly from your	Gartmore International Index Fund
investment)	Gartmore Bond Index Fund
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged) [1]	2.00%
Fee applied to redemptions/ exchanges within	5 days after acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 37 of the prospectus.

1

2.	The last paragraph under “Purchase Price” beginning on page 31 of the Prospectus is replaced in its entirety by the following:

If current prices are not available for a security, or if Gartmore SA Capital Trust (“GSACT”), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Beginning July 1, 2004, the Funds, to the extent that they hold foreign equity securities, will also begin to value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Funds’ NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

3.	The following information is added immediately preceding “Exchange Fees” under “Excessive Trading” on page 37 of the Prospectus:

Redemption Fees

Each Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 5 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be

2

redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

4.	The following information replaces the “Exchange Fees” section contained under “Excessive Trading” on page 37 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

3

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Exceptions to the Redemption/Exchange Fee. Only certain intermediaries have agreed to collect the Fund’s redemption or exchange fee from their customer’s accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

•	Certain broker wrap fee and other fee-based programs

•	Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers’ accounts; and

•	Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers’ accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In addition, the redemption or exchange fee does not apply to:

•	Shares sold or exchanged under regularly scheduled withdrawal plans

•	Shares purchased through reinvested dividends or capital gains

•	Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder’s determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply

•	Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts

•	Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

4

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.

5

GARTMORE MUTUAL FUNDS

Gartmore Bond Fund, Gartmore Tax-Free Income Fund,
Gartmore Government Bond Fund, Gartmore Morley Enhanced Income Fund,
Gartmore Money Market Fund

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning July 1, 2004, Gartmore Bond Fund, Gartmore Tax-Free Income Fund, and Gartmore Government Bond Fund will implement a redemption/exchange fee of 2.00% on all classes of shares.

Beginning on June 29, 2004, the Gartmore Bond Fund and Gartmore Government Bond Fund will also offer Institutional Class shares. Please see a further description of who is eligible to purchase Institutional Class shares in the Prospectus on page 26 and of the fees associated with Institutional Class shares below.

1.	The following information regarding Institutional Class shares is added to the performance table for the Gartmore Bond Fund and Gartmore Government Bond Fund in the respective Fund Summaries of the Prospectus.

Average annual returns
as of December 31, 2003[1]	1 Year	5 Years	10 Years
Institutional Class Shares — Before Taxes
Gartmore Bond Fund[2]	6.39%	5.93%	6.22%
Gartmore Government Bond Fund[2]	1.89%	6.20%	6.58%

[1]	These returns reflect performance after expenses are deducted, and include the performance of the Fund’s predecessor prior to May 11, 1998.

[2]	These returns through May 11, 1998 include the performance of the Fund’s predecessor fund, and from May 11, 1998 to December 31, 2003, include the performance of the Fund’s Class D shares. These returns were achieved prior to the creation of Institutional Class shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what the Fund’s Institutional Class shares would have produced because the Fund’s Institutional Class shares invest in the same portfolio of securities as Class D shares. The performance for Institutional Class shares has been restated to reflect the fact that the Institutional Class shares do not have any sales changes, but does not reflect the lower fees applicable to such class.

1

2.	The following information regarding Redemption/Exchange Fees replaces the information “Redemption/Exchange Fee” in the Shareholder Fees table for all classes of the indicated Funds in the respective Fund Summaries of the Prospectus.

Shareholder Fees	Gartmore Bond Fund
(paid directly from your	Gartmore Tax-Free Income Fund
investment)	Gartmore Government Bond Fund
Redemption/Exchange Fee (as percentage of amount redeemed or exchanged)[1]	2.00%

Fee applied to redemptions/exchanges within	5 days after acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 34 of the prospectus.

2

3. The following information regarding Institutional Class shares is added to the fee tables for the Gartmore Bond Fund and Gartmore Government Bond Fund in the respective Fund Summaries of the Prospectus.

Shareholder Fees[1]		Gartmore
(paid directly from your		Government Bond
investment)	Gartmore Bond Fund	Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	None
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged)[2]	2.00%	2.00%
Fee applied to redemptions exchanges within	5 days after acquisition	5 days after acquisition
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.25%	0.28%
Total Annual Fund Operating Expenses	0.75%	0.78% [3]

[1]	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

[2]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” on page 34 of the prospectus.

[3]	Gartmore Mutual Fund Capital Trust (“GMF”), the Fund’s investment adviser and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 0.79% for Institutional Class shares through June 30, 2005. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive

3

reimbursement to GMF must be not more than three (3) years from the fiscal year in which the corresponding reimbursement was made.

4.	The following information is added to the “Example” for Institutional Class shares of the Gartmore Bond Fund and Gartmore Government Bond Fund in the respective Fund Summaries of the Prospectus.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares*	1 year	3 years	5 years	10 years
Gartmore Bond Fund	$77	$240	$417	$930
Gartmore Government Bond Fund	$80	$249	$433	$966

*	Expenses paid on the same investment in Institutional Class shares do not change whether or not you sell your shares.

5.	The following information is added immediately preceding “Exchange Fees” under “Excessive Trading” on page 34 of the Prospectus:

Redemption Fees

Gartmore Bond Fund, Gartmore Tax-Free Income Fund, and Gartmore Government Bond Fund will each assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) of such Funds after holding them for less than 5 days. The redemption fee is paid directly to the applicable Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

4

6.	The following information replaces the “Exchange Fees” section contained under “Excessive Trading” on page 34 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

5

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Exceptions to the Redemption/Exchange Fee. Only certain intermediaries have agreed to collect the Fund’s redemption or exchange fee from their customer’s accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

•	Certain broker wrap fee and other fee-based programs

•	Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers’ accounts; and

•	Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers’ accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In addition, the redemption or exchange fee does not apply to:

•	Shares sold or exchanged under regularly scheduled withdrawal plans

•	Shares purchased through reinvested dividends or capital gains

•	Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder’s determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply

•	Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70½ years and other required distributions from retirement accounts

•	Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.

6

GARTMORE MUTUAL FUNDS

Gartmore Bond Fund, Gartmore Tax-Free Income Fund,
Gartmore Government Bond Fund
Class X and Class Y Shares

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning July 1, 2004, the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, and Gartmore Government Bond Fund will implement a redemption/exchange fee of 2.00% on all classes of shares.

1.	The following information regarding Redemption/Exchange Fees replaces the information regarding “Redemption/Exchange Fee” in the Shareholder Fees table for Class X and Class Y shares of each Fund in the respective Fund Summaries of the Prospectus.

Gartmore Bond Fund
Shareholder Fees	Gartmore Tax-Free Income Fund
(paid directly from your investment)	Gartmore Government Bond Fund
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged)[1]	2.00%
Fee applied to redemptions / exchanges within	5 days after acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 23 of the prospectus.

1

2.	The following information is added immediately preceding “Exchange Fees” under “Excessive Trading” on page 23 of the Prospectus:

Redemption Fees

Each Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 5 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

2

3.	The following information replaces the “Exchange Fees” section contained under “Excessive Trading” on page 23 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the Fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

3

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Exceptions to the Redemption/Exchange Fee. Only certain intermediaries have agreed to collect the Fund’s redemption or exchange fee from their customer’s accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

•	Certain broker wrap fee and other fee-based programs

•	Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers’ accounts; and

•	Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers’ accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In addition, the redemption or exchange fee does not apply to:

•	Shares sold or exchanged under regularly scheduled withdrawal plans

•	Shares purchased through reinvested dividends or capital gains

•	Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder’s determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply

•	Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70½ years and other required distributions from retirement accounts

•	Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.

4

GARTMORE MUTUAL FUNDS

Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund,
Gartmore Global Technology and Communications Fund, Gartmore Global Utilities Fund

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning on June 29, 2004, each Fund will also offer Institutional Class shares. Please see a further description below of who is eligible to purchase Institutional Class shares and the fees associated with Institutional Class shares.

Beginning on July 1, 2004, each Fund will lower its base management fee as described below. After July 1, 2005, the base management fee for a Fund may be adjusted, on a quarterly basis, upward or downward depending on the Fund’s performance relative to its respective benchmark.

1.	The following information regarding Institutional Class shares is added to the performance table for each Fund in the respective Fund Summaries of the Prospectus. The information regarding the new benchmark for the Gartmore Global Technology and Communications Fund is also added to the performance table for the Fund. The change in the benchmark for the Gartmore Global Technology and Communications Fund is effective July 1, 2004.

Average annual returns
as of December 31, 2003[1]	One Year	Since Inception
Institutional Class — Before Taxes[5]
Gartmore Global Financial Services Fund	41.20%	13.35%[2]
Gartmore Global Health Sciences Fund	37.03%	3.92%[3]
Gartmore Global Technology and Communications Fund	51.78%	-22.22%[4]
Goldman Sachs Technology Composite Index[6]	53.64%	-23.93%
Gartmore Global Utilities Fund	25.78%	-2.73%[3]

[1]	These returns reflect performance after expenses are deducted.

[2]	The Fund began operations on December 18, 2001.

[3]	The Fund began operations on December 29, 2000.

[4]	The Fund began operations on June 30, 2000.

[5]	These returns through December 31, 2003 were achieved prior to the creation of Institutional Class shares and include the performance of each Fund’s Institutional Service Class shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what each Fund’s Institutional Class shares would have produced because each Fund’s Institutional Class shares invest in the same portfolio of securities as Institutional Service Class shares. The performance for Institutional Class shares has been restated to reflect differences in sales charges, but does not reflect the lower fees applicable to such class.

[6]	The Goldman Sachs Technology Composite Index (the “Goldman Index”) is an unmanaged index that is designed to represent is designed to measure the performance of companies in the technology sector. The Gartmore Global Technology and Communications Fund is changing its benchmark from the Morgan Stanley High-Tech 35 Index (the “MS Index”) to the Goldman Index because the new benchmark is a more broad based index (over 150 holdings in the Goldman Index versus only 35 holdings for the MS Index). In addition, the Goldman Index is market capitalization weighted while the MS Index is price weighted; and the Fund’s adviser believes the market capitalization weighting of the Goldman Index makes the index more comparable to the Fund’s performance and less susceptible to large performance swings from the smaller companies included in the index.

2.	The following information regarding the Institutional Class shares replaces the information regarding “Redemption/Exchange Fees” in the “Shareholder Fees” section of the fee table for each Fund in the respective Fund Summaries in the Prospectus.

Shareholder Fees
(paid directly from
your investment)	Institutional Class
	Gartmore Global	Gartmore Global	Gartmore Global
	Financial	Health	Technology and	Gartmore Global
	Services Fund	Sciences Fund	Communications Fund	Utilities Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	None	None	None
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged)[1]	2.00%	2.00%	2.00%	2.00%
Fee applied to redemptions/ exchanges within	90 days after acquisition	90 days after acquisition	90 days after acquisition	90 days after acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 31 of the Prospectus.

3.	The following information replaces the “Annual Fund Operating Expenses” section of the fee table and footnotes 7 and 8 and adds a new footnote 9 for each Fund in the respective Fund Summaries in the Prospectus:

	Gartmore Global Financial Services Fund
					Institutional
	Class A	Class B	Class C	Class R	Service Class	Institutional Class
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee[8]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	1.78%	1.78%	1.78%	1.98%	1.78%	1.78%
Total Annual Fund Operating Expenses	2.93%	3.68%	3.68%	3.28%	2.68%	2.68%
Amount of Fee Waiver/ Expense Reimbursement	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.65%	2.40%	2.40%	2.00%	1.40%	1.40%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee will be lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the Morgan Stanley Capital International World Financials Index. For more information see “Management” below.

[9]	GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares before GGAMT would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

	Gartmore Global Health Sciences Fund
					Institutional
	Class A	Class B	Class C	Class R	Service Class	Institutional Class
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee[8]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	1.17%	1.10%	1.10%	1.30%	1.27%	1.10%
Total Annual Fund Operating Expenses	2.32%	3.00%	3.00%	2.60%	2.17%	2.00%
Amount of Fee Waiver/ Expense Reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.57%	2.25%	2.25%	1.85%	1.42%	1.25%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee will be lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the Goldman Sachs Healthcare Index. For more information see “Management” below.

[9]	GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12-b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.25% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.75% for Class A, 2.00% for Class R and 1.50% for Institutional Service Class shares before GMF would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

	Gartmore Global Technology and Communications Fund
					Institutional
	Class A	Class B	Class C	Class R	Service Class	Institutional Class
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee[8]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	1.88%	1.84%	1.84%	2.04%	2.00%	1.84%
Total Annual Fund Operating Expenses	3.01%	3.72%	3.72%	3.32%	2.88%	2.72%
Amount of Fee Waiver/ Expense Reimbursement	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.69%	2.40%	2.40%	2.00%	1.56%	1.40%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee will be lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the Goldman Sachs Technology Composite Index. For more information see “Management” below.

[9]	GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.90% for Class A, 2.15% for Class R and 1.65% for Institutional Service Class shares before GMF would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

	Gartmore Global Utilities Fund
					Institutional
	Class A	Class B	Class C	Class R	Service Class	Institutional Class
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee[8]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	2.15%	2.15%	2.15%	2.35%	2.15%	2.15%
Total Annual Fund Operating Expenses	3.10%	3.85%	3.85%	3.45%	2.85%	2.85%
Amount of Fee Waiver/ Expense Reimbursement	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.45%	2.20%	2.20%	1.80%	1.20%	1.20%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee will be lowered to the base management fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to a composite of its benchmarks, 60% Morgan Stanley Capital International World Telecommunication Services Index/40% Morgan Stanley Capital International World Utilities Index. For more information see “Management” below.

[9]	GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.20% for Class A, Class B, Class C, Class R and Institutional Service Class shares at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of Rule 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A, 1.95% for Class R and 1.45% for Institutional Service Class shares before GGAMT would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

4.	The following tables replace the “Example” for each Fund in the respective Fund Summary in the Prospectus.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the imposition of the base management fee and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Gartmore Global Financial Services Fund	1 year	3 years	5 years	10 years
Class A Shares*	$733	$1,316	$1,923	$3,554
Class B Shares	$743	$1,308	$1,994	$3,606
Class C Shares	$343	$1,008	$1,794	$3,850
Class R Shares	$203	$890	$1,602	$3,489
Institutional Class Shares	$143	$711	$1,306	$2,918
Institutional Service Class Shares	$143	$711	$1,306	$2,918

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$243	$1,008	$1,794	$3,606
Class C shares	$243	$1,008	$1,794	$3,850

Gartmore Global Health Sciences Fund	1 year	3 years	5 years	10 years
Class A Shares*	$726	$1,190	$1,680	$3,024
Class B Shares	$728	$1,157	$1,711	$3,030
Class C Shares	$328	$857	$1,511	$3,265
Class R Shares	$188	$737	$1,313	$2,879
Institutional Class Shares	$127	$555	$1,008	$2,267
Institutional Service Class Shares	$145	$607	$1,096	$2,444

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$228	$857	$1,511	$3,030
Class C shares	$228	$857	$1,511	$3,265

Gartmore Global Technology and Communication Fund	1 year	3 years	5 years	10 years
Class A Shares*	$737	$1,335	$1,957	$3,623
Class B Shares	$743	$1,316	$2,009	$3,653
Class C Shares	$343	$1,016	$1,809	$3,883
Class R Shares	$203	$898	$1,617	$3,523
Institutional Class Shares	$143	$719	$1,322	$2,954
Institutional Service Class Shares	$159	$767	$1,402	$3,110

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$243	$1,016	$1,809	$3,653
Class C shares	$243	$1,016	$1,809	$3,883

Gartmore Global Utilities Fund	1 year	3 years	5 years	10 years
Class A Shares*	$714	$1,331	$1,971	$3,681
Class B Shares	$723	$1,324	$2,043	$3,735
Class C Shares	$323	$1,024	$1,843	$3,975
Class R Shares	$183	$906	$1,652	$3,620
Institutional Class Shares	$122	$727	$1,357	$3,057
Institutional Service Class Shares	$122	$727	$1,357	$3,057

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$223	$1,024	$1,843	$3,735
Class C shares	$223	$1,024	$1,843	$3,975

*	Assumes a CDSC will not apply.

**	Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

5.	The following information is added to the “Management” section beginning on page 21 of the Prospectus after the second paragraph under “Investment Adviser — Global Health Sciences and Global Technology and Communications Funds”.

Effective July 1, 2004, the management fee payable by each Fund, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of performance based management fees. Beginning July 1, 2005, the base fee may be adjusted at various increments upward or downward depending on the Fund’s performance relative to the following benchmarks:

Fund	Index
Gartmore Global Health Sciences Fund	Goldman Sachs Healthcare Index
Gartmore Global Technology and Communications Fund	Goldman Sachs Technology Composite Index

The new base management fees are:

Fund	Base Fee
Gartmore Global Health Sciences Fund Gartmore Global Technology and Communications Fund	0.90% on assets up to $500 million
0.85% on assets of $500 million and more
but less than $2 billion
0.80% on assets of $2 billion and more

0.88% on assets up to $500 million
0.83% on assets of $500 million and more
but less than $2 billion
0.78% on assets of $2 billion and more

     Once a full year has passed after implementation of the new performance fees, the base management fees, as set forth above, will be adjusted each quarter, beginning at the end of the first quarter following such year, depending upon the Fund’s investment performance for the 12 month period preceding the end of that quarter relative to the investment performance of the Fund’s benchmark. The base fees are either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund’s Class A shares to measure), by more or less than a maximum of 500 basis points (“bps”) (100 bps equals 1.00%) over the preceding rolling 12 month period as follows:

+/- 100 bps +/- 200 bps +/- 300 bps +/- 400 bps +/- 500 bps or more	2 bps 4 bps 6 bps 8 bps 10 bps

The fee adjustments described above will be phased in over the first full quarter following the first full year of the implementation of this new performance fee so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month thereafter. Thereafter, performance adjustments will be made quarterly.

The SAI contains more detailed information about any possible performance based adjustments. The following shows the maximum and minimum management fees:

Net	Minimum Management	Base Management	Maximum Management
Assets	Fee	Fee	Fee
Gartmore Global Health Sciences Fund
up to $500 million	0.80%	0.90%	1.00%
$500 million - $2 billion	0.75%	0.85%	0.95%
$2 billion +	0.70%	0.80%	0.90%
Gartmore Global Technology and Communications Fund
up to $500 million	0.78%	0.88%	0.98%
$500 million - $2 billion	0.73%	0.83%	0.93%
$2 billion +	0.68%	0.78%	0.88%

6.  The following information is added to the “Management” section beginning on page 21 of the Prospectus after the second paragraph under “Investment Adviser — Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund”.

Effective July 1, 2004, the management fee payable by each Fund, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of the performance based management fees. Beginning July 1, 2005, the base fee may be adjusted at various increments upward or downward depending on the Fund’s performance relative to the following benchmarks:

Fund	Index
Gartmore Global Financial Services Fund Gartmore Global Utilities Fund	MSCI World Financials Index 60% MSCI World Telecommunication Services Index/40% MSCI World Utilities Index

The new base management fees are:

Fund	Base Fee
Gartmore Global Financial Services Fund Gartmore Global Utilities Fund	0.90% on assets up to $500 million
0.85% on assets of $500 million and more
but less than $2 billion
0.80% on assets of $2 billion and more

0.70% on assets up to $500 million
0.65% on assets of $500 million and more
but less than $2 billion
0.60% on assets of $2 billion and more

7.	The following information is added to the “Management — Subadviser for the Gartmore Global Financial Services and the Gartmore Global Utilities Funds” section after the end of the third paragraph on page 22 of the Prospectus:

Effective July 1, 2004, the base subadvisory fee payable by GGAMT to GGP, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of performance based management fees. Beginning July 1, 2005, such Fund’s base subadvisory fee may be adjusted at various increments upward or downward depending on that Fund’s performance relative to its benchmark. The performance fee is discussed further below.

Fund	Base Fee
0.45% on assets up to $500 million
0.425% on assets of $500 million and more but
Gartmore Global Financial	less than $2 billion
Services Fund	0.40% on assets of $2 billion and more

0.35% on assets up to $500 million
Gartmore Global Utilities Fund	0.325% on assets of $500 million and more but
less than $2 billion
0.30% on assets of $2 billion and more

     Performance Fees

     Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund each pays GGAMT a base management fee, and GGAMT pays GGP a base subadvisory fee, each of which may be adjusted at various increments upward or downward depending on the Fund’s performance relative to its benchmark.

     Once a full year has passed implementation of the new performance fees, the base advisory and subadvisory fees, as set forth above, will be adjusted each quarter, beginning at the end of the first quarter following such year, depending upon the Fund’s investment performance for the 12 month period preceding the end of that quarter relative to the investment performance of the Fund’s benchmark. The base fees are either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund’s Class A shares to measure), by more or less than a maximum of 500 basis points (“bps”) (100 bps equals 1.00%) over the preceding rolling 12 month period as follows:

+/- 100 bps +/- 200 bps +/- 300 bps +/- 400 bps +/- 500 bps or more	2 bps 4 bps 6 bps 8 bps 10 bps

The fee adjustments described above will be phased in over the first full quarter following the first full year of the implementation of the Fund’s new performance fee so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month thereafter. Thereafter, performance adjustments will be made quarterly.

The SAI contains more detailed information about any possible performance based adjustments. The following shows the maximum and minimum management/subadvisory fees:

	Minimum Management	Base Management	Maximum Management
Net	/Subadvisory	/Subadvisory	/Subadvisory
Assets	Fee	Fee	Fee
Gartmore Global Financial Services Fund
up to $500 million	0.80%/0.35%	0.90%/0.45%	1.00%/0.55%
$500 million - $2 billion	0.75%/0.325%	0.85%/0.425%	0.95%/0.525%
$2 billion +	0.70%/0.30%	0.80%/0.40%	0.90%/0.50%
Gartmore Global Utilities Fund
up to $500 million	0.60%/0.25%	0.70%/0.35%	0.80%/0.45%
$500 million - $2 billion	0.55%/0.225%	0.65%/0.325%	0.75%/0.425%
$2 billion +	0.50%/0.20%	0.60%/0.30%	0.70%/0.40%

8.	The following new information with respect to Institutional Class shares is included in the “Buying, Selling and Exchanging Fund Shares” section of the Prospectus:

Choosing a Share Class

Institutional Class shares are available to a limited group of investors and are not offered by all Funds. There are no sales charges on Institutional Class shares. For investors who are eligible to purchase Institutional Class shares, the purchase of such shares will be preferable to purchasing the other classes of shares of the Funds. If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

Who can buy Institutional Class shares

The Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Trust

•	retirement plans if no third party administrator for the plan receives compensation from the Funds

•	institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee

•	registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services

•	high net-worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

Eligible entities wishing to purchase or sell Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases and sales.

Minimum Investments — Institutional Class Shares:

To Open an account (per Fund)	$1,000,000

Additional Investments	None

9.	The last paragraph under “Purchase Price” on page 25 of the Prospectus is replaced in its entirety by the following:

If current prices are not available for a security, or if Gartmore SA Capital Trust (“GSACT”), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Beginning July 1, 2004, the Funds, to the extent that they hold foreign equity securities, will also begin to value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Funds’ NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

10.	The following information replaces the first two paragraphs and chart under “Exchange Fees” on page 31 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

11.	The following information should be added as an exception to the section entitled “Exceptions to the Redemption/Exchange Fee” on page 32 of the Prospectus:

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

GARTMORE MUTUAL FUNDS

Gartmore Nationwide Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund,

Gartmore Mid Cap Growth Fund, Gartmore Small Cap Fund (formerly Nationwide Small Cap Fund)

Prospectus Supplement dated June 29, 2004

to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning July 1, 2004, Gartmore Nationwide Fund, Gartmore Growth Fund and Gartmore Large Cap Value Fund will implement a redemption/exchange fee of 2.00% on all classes of shares. Also beginning July 1, 2004, Gartmore Mid Cap Growth Fund and Gartmore Small Cap Fund will increase the redemption/exchange fee to 2.00% on all classes of shares.

Beginning on June 29, 2004, Gartmore Nationwide Fund, Gartmore Growth Fund and Gartmore Small Cap Fund will also offer Institutional Class shares. Please see a further description of who is eligible to purchase Institutional Class shares in the Prospectus on page 25 and of the fees associated with Institutional Class shares below.

1.	The following information regarding Institutional Class shares is added to the performance table for Gartmore Nationwide Fund, Gartmore Growth Fund and Gartmore Small Cap Fund in the respective Fund Summaries of the Prospectus.

Average annual returns
as of December 31, 2003	1 Year	5 Years	10 Years	Since Inception
Institutional Class Shares – Before Taxes
Gartmore Nationwide Fund [1,3]	27.10%	-2.00%	10.30%	N/A
Gartmore Growth Fund [1,3]	33.02%	-11.04%	2.86%	N/A
Gartmore Small Cap Fund [2,4]	48.23%	8.13%	N/A	9.64%

[1]	These returns reflect performance after expenses are deducted, and include the performance of the Fund’s predecessor prior to May 11, 1998.

[2]	These returns reflect performance after expenses are deducted. The Fund began operation on November 2, 1998.

[3]	These returns through May 11, 1998 include the performance of the Fund’s predecessor fund, and from May 11, 1998 to December 31, 2003, include the performance of the Fund’s Class D shares. These returns were achieved prior to the creation of Institutional Class shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what each Fund’s Institutional Class shares would have produced because each Fund’s Institutional Class shares invest in the same portfolio of securities as Class D shares. The performance for Institutional Class shares has been restated to reflect the fact that the Institutional Class shares do not have any sales chargres, but does not reflect the lower fees applicable to such class.

[4]	These returns through December 31, 2003 include the performance of the Fund’s Institutional Service Class shares. These returns were achieved prior to the creation of Institutional Class shares. Excluding

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the effect of fee waivers and reimbursements, such prior performance is substantially similar to what such Fund’s Institutional Class shares would have produced because such Fund’s Institutional Class shares invest in the same portfolio of securities as Institutional Service Class shares. The performance for Institutional Class shares does not reflect the lower fees applicable to such class.

2.	The following information regarding Redemption/Exchange Fees replaces the information regarding “Redemption/Exchange Fee” in the Shareholder Fees table for all classes of each Fund in the respective Fund Summaries of the Prospectus.

	Gartmore Nationwide Fund	Gartmore Mid Cap
Shareholder Fees	Gartmore Growth Fund	Growth Fund
(paid directly from	Gartmore Large Cap Value	Gartmore Small Cap
your investment)	Fund	Fund
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged) [1]	2.00%	2.00%

Fee applied to redemptions/ exchanges within	30 days after acquisition	90 days after acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 32 of the prospectus.

2

3.	The following information regarding Institutional Class shares is added to the fee tables for Gartmore Nationwide Fund, Gartmore Growth Fund and Gartmore Small Cap Fund in the respective Fund Summaries of the Prospectus.

Shareholder Fees[1]
(paid directly from
your investment)	Institutional Class
	Gartmore
	Nationwide	Gartmore Growth	Gartmore Small
	Fund	Fund	Cap Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	None	None
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged) [2]	2.00%	2.00%	2.00%
Fee applied to redemptions /exchanges within	30 days after acquisition	30 days after acquisition	90 days after acquisition
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fee [3]	0.57%	0.60%	0.95%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.22%	0.25%	0.36%
Total Annual Fund Operating expenses	0.79%	0.85%	1.31%
Amount of Fee Waiver/Expense Reimbursement	N/A	N/A	0.11%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursement) [3]	N/A	N/A	1.20% [3]

[1]	If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

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[2]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” on page 23 of the prospectus.

[3]	GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.20% for Institutional Class shares of the Gartmore Small Cap Fund at least through June 30, 2005.

4.	The following information is added to the “Example” for Institutional Class shares of Gartmore Nationwide Fund, Gartmore Growth Fund and Gartmore Small Cap Fund in the respective Fund Summaries of the Prospectus.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, and expense limitations, if any, for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class Shares*	1 year	3 years	5 years	10 years
Gartmore Nationwide Fund	$81	$252	$439	$978
Gartmore Growth Fund	$87	$271	$471	$1,049
Gartmore Small Cap Fund	$122	$404	$708	$1,569

*Expenses paid on the same investment in Institutional Class shares do not change whether or not you sell your shares.

5.	The last paragraph under “Purchase Price” on page 26 of the Prospectus is replaced in its entirety by the following:

To the extent that the Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available for a security, or if Gartmore SA Capital Trust (“GSACT”), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Beginning July 1, 2004, the Funds, to the extent that they hold foreign equity securities, will also begin to value securities at fair value in the circumstances described below.

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Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Funds’ NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

6.	The following information replaces the “Redemption Fees” section under “Excessive Trading” on page 33 of the Prospectus:

Redemption Fees

Each Fund will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 30 days for Nationwide Fund, Gartmore Growth Fund and Gartmore Large Cap Value Fund and for less than 90 days for the Gartmore Mid Cap Growth Fund and Gartmore Small Cap Fund. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

7.	The following information replaces the first two paragraphs and the chart under “Exchange Fees” section on page 33 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

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		Minimum
		Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth Fund	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore International Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

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8.	The following information should be added as an exception to the section entitled “Exceptions to the Redemption/Exchange Fee” on page 33 of the Prospectus:

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE.

7

GARTMORE MUTUAL FUNDS

Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund, Gartmore
Worldwide Leaders Fund

Prospectus Supplement dated June 29, 2004
to Prospectus dated March 1, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning on June 29, 2004, each Fund will offer Institutional Class shares. Please see a further description below of who is eligible to purchase Institutional Class shares and the fees associated with Institutional Class shares.

Beginning on July 1, 2004, Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund will each lower its base management fee as described below. After July 1, 2005, the base management fee for each Fund may be adjusted, on a quarterly basis, upward or downward depending on that Fund’s performance relative to its benchmark.

1.	The following information regarding Institutional Class shares is added to the performance table for each Fund in the respective Fund Summaries of the Prospectus.

Average annual returns
as of December 31, 2003[1]	One Year	Since Inception
Institutional Shares – Before Taxes
Gartmore Nationwide Leaders Fund[5]	24.57%	8.41%[2]
Gartmore U.S. Growth Leaders Fund[5]	53.80%	-3.29%[3]
Gartmore Worldwide Leaders Fund[5]	36.75%	-8.89%[4]

[1]	These returns reflect performance after expenses are deducted.

[2]	The Fund began operations on December 28, 2001.

[3]	The Fund began operations on June 30, 2000.

[4]	The Fund began operations on August 30, 2000.

[5]	These returns through December 31, 2003 were achieved prior to the creation of Institutional Class shares and include the performance of each Fund’s Institutional Service Class shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what each Fund’s Institutional Class shares would have produced because each Fund’s Institutional Class shares invest in the same portfolio of securities as Institutional Service Class shares. The performance for Institutional Class shares does not reflect the lower fees applicable to such class.

1

2.	The following information regarding the Institutional Class shares replaces the information regarding “Redemption/Exchange Fee” in the “Shareholder Fees” section of the fee table for each Fund in the respective Fund Summaries in the Prospectus.

Shareholder Fees
(paid directly from
your investment)	Institutional Class
	Gartmore	Gartmore U.S.	Gartmore
	Nationwide	Growth Leaders	Worldwide
	Leaders Fund	Fund	Leaders Fund
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)	None	None	None
Redemption/ Exchange Fee (as percentage of amount redeemed or exchanged)[1]	2.00%	2.00%	2.00%
Fee applied to redemptions	30 days after	30 days after	90 days after
/exchanges within	acquisition	acquisition	acquisition

[1]	This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances. See “Buying, Selling and Exchanging Fund Shares—Excessive Trading” beginning on page 27 of the Prospectus.

2

3	The following information replaces the “Annual Fund Operating Expenses” section of the fee table and footnotes 7 and 8 and adds a new footnote 9 for Gartmore Nationwide Leaders Fund in the Fund Summary in the Prospectus:

	Gartmore Nationwide Leaders Fund
					Institutional	Institutional
	Class A	Class B	Class C	Class R	Service Class	Class
Annual Fund Operating Expenses (deducted From Fund assets)
Management Fee[8]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	2.27%	2.27%	2.27%	2.47%	2.45%	2.27%
Total Annual Fund Operating Expenses	3.32%	4.07%	4.07%	3.67%	3.25%	3.07%
Amount of Fee Waiver/ Expense Reimbursement	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.45%	2.20%	2.20%	1.80%	1.38%	1.20%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee will be lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the S&P 500 Index. For more information see “Management” below.

[9]	GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.20% for all classes (except the Institutional Class) at least through February 28, 2005 and for Institutional Class shares at least through June 30, 2005. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waivers/Reimbursements)” could increase to 1.70% for Class A, 1.95% for Class R and 1.55% for Institutional Service

3

Class shares before GMF would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

4	The following information adds Institutional Class shares to the “Annual Fund Operating Expenses” section of the fee table for Gartmore U.S. Growth Leaders Fund in the Fund Summary in the Prospectus:

Gartmore U.S. Growth Leaders Fund
Institutional
Class
Annual Fund Operating Expenses (deducted From Fund assets)
Management Fee[1]	0.94%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.21%
Total Annual Fund Operating expenses	2.15%
Amount of Fee Waiver/Expense Reimbursement	0.85%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[2]	1.30%

[1]	The management fee stated above is a base fee and may be higher or lower depending upon the Fund’s performance relative to its benchmark, the S&P 500 Index Fund. For more information see “Management” on page 17 of the Prospectus.

[2]	GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.30% for Institutional Class shares of the Fund at least through June 30, 2005. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

4

5.	The following information replaces the “Annual Fund Operating Expenses” section of the fee table and footnotes 7 and 8 and adds a new footnote 9 for Gartmore Worldwide Leaders Fund in the Fund Summary in the Prospectus:

	Gartmore Worldwide Leaders Fund
					Institutional	Institutional
	Class A	Class B	Class C	Class R	Service Class	Class
Annual Fund Operating Expenses (deducted From Fund assets)
Management Fee[8]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.40%[7]	None	None
Other Expenses	1.06%	1.03%	1.03%	1.23%	1.10%	1.03%
Total Annual Fund Operating Expenses	2.21%	2.93%	2.93%	2.53%	2.00%	1.93%
Amount of Fee Waiver/ Expense Reimbursement	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)[9]	1.68%	2.40%	2.40%	2.00%	1.47%	1.40%

[7]	“Distribution and/or Service (12b-1) Fees” are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares’ average daily net assets.

[8]	Effective July 1, 2004, the management fee will be lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund’s performance relative to its benchmark, the Morgan Stanley Capital International World Index. For more information see “Management” below.

[9]	GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, Rule 12b-1 fees, extraordinary expenses, short sale dividend expenses and administrative services fees) from exceeding 1.40% for all classes (except the Institutional Class) at least through February 28, 2005 and for the Institutional Class shares at least through June 30, 2005. If the maximum amount of 12b-1 fees and administrative service fees were charged, the “Total Annual Fund Operating Expenses (After Waiver/Reimbursements) “ could increase to 1.90% for Class A, 2.05% for Class R and 1.65% for Institutional Service Class shares before GGAMT would be required to further limit the Fund’s expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust’s ability to reimburse GGAMT in this manner only applies to fees

5

paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

6.	The following information replaces the “Example” for each class of shares of Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund in the respective Fund Summaries in the Prospectus.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the imposition of the base management fee and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Gartmore Nationwide Leaders Fund	1 year	3 years	5 years	10 years
Class A Shares*	$714	$1,373	$2,054	$3,860
Class B Shares	$723	$1,368	$2,128	$3,914
Class C Shares	$323	$1,068	$1,928	$4,150
Class R Shares	$183	$950	$1,739	$3,803
Institutional Class Shares	$122	$772	$1,447	$3,252
Institutional Service Class Shares	$140	$826	$1,535	$3,421

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$223	$1,068	$1,928	$3,914
Class C shares	$223	$1,068	$1,928	$4,150

Gartmore Worldwide Leaders Fund	1 year	3 years	5 years	10 years
Class A Shares*	$736	$1,178	$1,646	$2,934
Class B Shares	$743	$1,157	$1,696	$2,964
Class C Shares	$343	$857	$1,496	$3,214
Class R Shares	$203	$737	$1,298	$2,826
Institutional Class Shares	$143	$555	$993	$2,211
Institutional Service Class Shares	$150	$577	$1,029	$2,285

You would pay the following expenses on the same investment if you did not sell your shares.**

Class B shares	$243	$857	$1,496	$2,964
Class C shares	$243	$857	$1,496	$3,214

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*	Assumes a CDSC will not apply.

**	Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

7.	The following information is added to the “Example” for the Institutional Class shares of Gartmore U.S. Growth Leaders Fund in the Fund Summary in the Prospectus.

Gartmore U.S. Growth Leaders Fund	1 year	3 years	5 years	10 years
Institutional Class Shares*	$132	$591	$1,076	$2,416

*	Expenses paid on the same investment in Institutional Class shares do not change whether or not you sell your shares.

8.	The following information with respect to Gartmore Nationwide Leaders Fund is added to the “Management” section on page 17 of the Prospectus after the second paragraph.

Effective July 1, 2004, the management fee payable by Gartmore Nationwide Leaders Fund, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of the performance based management fees. Beginning July 1, 2005, the base fee may be adjusted at various increments upward or downward depending on the Fund’s performance relative to its benchmark, the S&P 500 Index.

0.80% on assets up to $500 million 0.75% on assets of $500 million and more but less than $2 billion 0.70% on assets of $2 billion and more

Once a full year has passed after implementation of the new performance fees, the base management fees, as set forth above, will be adjusted each quarter, beginning at the end of the first quarter following such year, depending upon the Fund’s investment performance for the 12 month period preceding the end of that quarter relative to the investment performance of the Fund’s benchmark. The base fees are either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund’s Class A shares to measure), by more or less than a maximum of 500 basis points (“bps”) (100 bps equals 1.00%) over the preceding rolling 12 month period as follows:

+/- 100 bps	2 bps
+/- 200 bps	4 bps
+/- 300 bps	6 bps
+/- 400 bps	8 bps
+/- 500 bps or more	10 bps

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The fee adjustments described above will be phased in over the first full quarter following the first full year of the implementation of this new performance fee so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month thereafter. Thereafter, performance adjustments will be made quarterly.

The SAI contains more detailed information about any possible performance based adjustments. The following shows the maximum and minimum advisory fees:

	Minimum	Base	Maximum
Net Assets	Advisory Fee	Advisory Fee	Advisory Fee
up to $500 million	0.70%	0.80%	0.90%
$500 million - $2 billion	0.65%	0.75%	0.95%
$2 billion +	0.60%	0.70%	0.80%

9.	The following information with respect to Gartmore Worldwide Leaders Fund is added to the “Management — Investment Adviser — Gartmore Worldwide Leaders Fund” section at the end of page 17 of the Prospectus:

Effective July 1, 2004, the base management fee payable by Gartmore Worldwide Leaders Fund, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of performance based management fees. Beginning July 1, 2005, such Fund’s base management fee may be adjusted at various increments upward or downward depending on that Fund’s performance relative to its benchmark, the Morgan Stanley Capital International World Index (“MSCI World Index”). The performance fee is discussed further below.

0.90% on assets up to $500 million
0.85% on assets of $500 million and more but less than $2 billion
0.80% on assets of $2 billion and more

10.	The following information with respect to Gartmore Worldwide Leaders Fund is added to the “Management — Subadviser — Gartmore Worldwide Leaders Fund” section after the end of the third paragraph on page 18 of the Prospectus:

Effective July 1, 2004, the base subadvisory fee payable by GGAMT to GGP, expressed as a percentage of such Fund’s average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below in connection with the implementation of performance based management fees. Beginning July 1, 2005, such Fund’s base subadvisory fee may be adjusted at various increments upward or downward depending on that Fund’s performance relative to its benchmark, the MSCI World Index. The performance fee is discussed further below.

0.45% on assets up to $500 million
0.425% on assets of $500 million and more but less than $2 billion
0.40% on assets of $2 billion and more

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Performance Fees

     Gartmore Worldwide Leaders Fund pays GGAMT a base management fee, and GGAMT pays GGP a base subadvisory fee, each of which may be adjusted at various increments upward or downward depending on the Fund’s performance relative to its benchmark, the MSCI World Index.

     Once a full year has passed after implementation of the new performance fees, the base management and subadvisory fees, as set forth above, will be adjusted each quarter, beginning at the end of the first quarter following such year, depending upon the Fund’s investment performance for the 12 month period preceding the end of that quarter relative to the investment performance of the Fund’s benchmark. The base fees are either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund’s Class A shares to measure), by more or less than a maximum of 500 basis points (“bps”) (100 bps equals 1.00%) over the preceding rolling 12 month period as follows:

+/- 100 bps	2 bps
+/- 200 bps	4 bps
+/- 300 bps	6 bps
+/- 400 bps	8 bps
+/- 500 bps or more	10 bps

The fee adjustments described above will be phased in over the first full quarter following the first full year of the implementation of the Fund’s new performance fee so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month thereafter. Thereafter, performance adjustments will be made quarterly.

The SAI contains more detailed information about any possible performance based adjustments. The following shows the maximum and minimum advisory and subadvisory fees:

	Minimum Management/	Base Management/	Maximum Management/
Net	Subadvisory	Subadvisory	Subadvisory
Assets	Fee	Fee	Fee
Gartmore Worldwide Leaders Fund
up to $500 million	0.80%/0.35%	0.90%/0.45%	1.00%/0.55%
$500 million - $2 billion	0.75%/0.325%	0.85%/0.425%	0.95%/0.525%
$2 billion +	0.70%/0.30%	0.80%/0.40%	0.90%/0.50%

11.	The following new information with respect to Institutional Class shares is included in the “Buying, Selling and Exchanging Fund Shares” section of the Prospectus:

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Choosing a Share Class

Institutional Class shares are available to a limited group of investors and are not offered by all Funds. There are no sales charges on Institutional Class shares. For investors who are eligible to purchase Institutional Class shares, the purchase of such shares will be preferable to purchasing the other classes of shares of the Funds. If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

Who can buy Institutional Class shares

The Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Trust

•	retirement plans if no third party administrator for the plan receives compensation from the Funds

•	institutional advisory accounts of GMF or its affiliates and those having client relationships with an affiliate of GMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related retirement plans and rollover individual retirement accounts from such institutional advisory accounts

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee

•	registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser derives compensation for its services exclusively from its clients for such advisory services

•	high net-worth individuals who invest directly with a Fund and who do not utilize a broker, investment adviser or other financial intermediary

Eligible entities wishing to purchase or sell Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases and sales.

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Minimum Investments — Institutional Class Shares:

To Open an account
(per Fund)	$1,000,000

Additional Investments	None

12.	The last paragraph under “Purchase Price” on page 21 of the Prospectus is replaced in its entirety by the following:

If current prices are not available for a security, or if Gartmore SA Capital Trust (“GSACT”), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

Beginning July 1, 2004, the Funds, to the extent that they hold foreign equity securities, will also begin to value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time a Fund’s NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Funds’ NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Fund. When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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13.	The following information replaces the first two paragraphs and the chart under “Exchange Fees” section on page 27 of the Prospectus:

Exchange Fees

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than the minimum holding period listed below:

		Minimum Holding
Fund	Exchange Fee	Period (days)
Gartmore Emerging Markets Fund	2.00%	90
Gartmore Focus Fund	2.00%	30
Gartmore Global Financial Services Fund	2.00%	90
Gartmore Global Health Sciences Fund	2.00%	90
Gartmore Global Technology and Communications Fund	2.00%	90
Gartmore Global Utilities Fund	2.00%	90
Gartmore International Growth Fund	2.00%	90
Gartmore U.S. Growth Leaders Long-Short Fund	2.00%	90
Gartmore Nationwide Leaders Fund	2.00%	30
Gartmore Growth Fund	2.00%	30
Gartmore Nationwide Fund	2.00%	30
Gartmore U.S. Growth Leaders Fund	2.00%	30
Gartmore Worldwide Leaders Fund	2.00%	90
Gartmore Small Cap Growth	2.00%	90
Gartmore Micro Cap Equity Fund	2.00%	90
Gartmore Mid Cap Growth Fund	2.00%	90
Gartmore Millennium Growth Fund	2.00%	90
Gartmore Large Cap Value Fund	2.00%	30
Gartmore Small Cap Fund	2.00%	90
Gartmore Value Opportunities Fund	2.00%	90
Gartmore High Yield Bond Fund	2.00%	5
Gartmore Bond Fund	2.00%	5
Gartmore Tax-Free Fund	2.00%	5
Gartmore Government Bond Fund	2.00%	5
Gartmore S&P 500 Index Fund	2.00%	5
Gartmore Mid Cap Market Index Fund	2.00%	5
Gartmore Small Cap Index Fund	2.00%	5
Gartmore Bond Index Fund	2.00%	5

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The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

14.	The following information should be added as an exception to the section entitled “Exceptions to the Redemption/Exchange Fee” on page 28 of the Prospectus:

•	Shares sold or exchanged by any “Fund of Funds” that is affiliated with a Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE.

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